EMPLOYEE BENEFITS - Fair Value of Shares Granted (Details)	12 Months Ended
Dec. 31, 2021 year $ / shares
Share-Based Payment Arrangements [Abstract]
Stock price (in usd per share) | $ / shares	$ 52.10
Expected option life | year	6
Volatility	40.00%
Risk-free interest rate	3.10%